Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Interest Rate Benchmark Reform Maximum Exposure [Table]
Disclosure Of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Explanatory
LIBOR benchmark rates
31.12.22
1
31.12.21
Measure USD USD CHF GBP EUR
2
JPY
Carrying value of non

-derivative financial instruments
Total non-derivative financial assets

USD m 14,269
3
65,234
3
21,616
4
45
5
1 0
Total non-derivative financial liabilities

USD m 1,138
5
1,985
5
27
5
3
5
5
6
0
Trade count

of derivative financial instruments
Total derivative financial instruments Trade count 32,006
7
40,500
7,8
829
9
183
9
3,744
9
184
9
Off-balance sheet exposures
Total irrevocable loan commitments USD m 4,606
10
11,863
11
0 0 0 0
1 As of 31 December

2022, non-USD

balances and trade

counts are minimal.

2 Relates primarily

to EUR LIBOR

positions.

3 Includes USD
1
bn (31 December 2021:

USD
1
bn) of loans

related to revolving

multi-
currency credit lines, where IBOR transition efforts are complete,

except for USD LIBOR. Balances as of 31 December 2021

also include USD
37 bn USD LIBOR securities-based lending and USD 5 bn brokerage accounts, which for the most part transitioned

to SOFR in January

2022. The remaining

balances as of 31

December 2022 and 31

December 2021

primarily relate to

US mortgages and corporate

lending.

4 Relates primarily
to CHF LIBOR

mortgages, which

have automatically

transitioned to SARON

on their first

roll date in

2022.

5 Relates to

floating-rate

notes that per

their contractual

terms can

reset to rates

linked to

LIBOR, with
transition dependent

upon the actions

of respective issuers.

6 Relates to

contracts that

transitioned in

January 2022.

7 Includes approximately
2,000

(31 December 2021:
1,000
) contracts having a

contractual
maturity after 30 June 2023, with the

last USD LIBOR fixing occurring

before 30 June 2023. No further contractual

fixing is required for these contracts.

8 Includes approximately
5,000

cross-currency derivatives,

of
which approximately 500

have both a non-USD LIBOR

leg and a USD LIBOR

leg, where the

non-USD leg transitioned in

January 2022 before

the next fixing date.

The remainder represents

cross-currency swaps

with
an ARR leg and a USD IBOR leg.

9 Includes predominantly bilateral

derivatives, which transitioned

in January 2022, and an insignificant amount of cleared

derivatives, where the respective clearing

houses’ organized
transition happened in

January 2022.

10 Includes approximately

USD
3
bn of loan commitments

that can be drawn

in different currencies,

however only USD

LIBOR transition

efforts remain open,

with completion
scheduled for 2023.

11 Includes loan commitments

that can be drawn in

different currencies at the

client‘s discretion, of which

approximately USD
3
bn have only USD LIBOR

exposure remaining and approximately
USD 2
bn retain a non-USD

LIBOR interest rate,

with transition dependent

upon the actions of other

parties. The remainder

represents loan commitments

that can be drawn in

US dollars only and will transition

on or
before 30 June 2023.

UBS AG
Schedule Of Interest Rate Benchmark Reform Maximum Exposure [Table]
Disclosure Of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Explanatory
LIBOR benchmark rates
31.12.22
1
31.12.21
Measure USD USD CHF GBP EUR
2
JPY
Carrying value of non

-derivative financial instruments
Total non-derivative financial assets

USD m 14,269
3
65,234
3
21,616
4
45
5
1 0
Total non-derivative financial liabilities

USD m 1,138
5
1,985
5
27
5
3
5
5
6
0
Trade count

of derivative financial instruments
Total derivative financial instruments Trade count 32,006
7
40,500
7,8
829
9
183
9
3,744
9
184
9
Off-balance sheet exposures
Total irrevocable loan commitments USD m 4,606
10
11,863
11
0 0 0 0
1 As of 31 December

2022, non-USD

balances and trade

counts are minimal.

2 Relates primarily

to EUR LIBOR

positions.

3 Includes USD
1
bn (31 December 2021:

USD
1
bn) of loans

related to revolving

multi-
currency credit lines, where IBOR transition efforts are complete,

except for USD LIBOR. Balances as of 31 December 2021

also include USD
37 bn USD LIBOR securities-based lending and USD 5 bn brokerage accounts, which for the most part transitioned

to SOFR in January

2022. The remaining

balances as of 31

December 2022 and 31

December 2021

primarily relate to

US mortgages and corporate

lending.

4 Relates primarily
to CHF LIBOR

mortgages, which

have automatically

transitioned to SARON

on their first

roll date in

2022.

5 Relates to

floating-rate

notes that per

their contractual

terms can

reset to rates

linked to

LIBOR, with
transition dependent

upon the actions

of respective issuers.

6 Relates to

contracts that

transitioned in

January 2022.

7 Includes approximately
2,000

(31 December 2021:
1,000
) contracts having a

contractual
maturity after 30 June 2023, with the

last USD LIBOR fixing occurring

before 30 June 2023. No further contractual

fixing is required for these contracts.

8 Includes approximately
5,000

cross-currency derivatives,

of
which approximately 500

have both a non-USD LIBOR

leg and a USD LIBOR

leg, where the

non-USD leg transitioned in

January 2022 before

the next fixing date.

The remainder represents

cross-currency swaps

with
an ARR leg and a USD IBOR leg.

9 Includes predominantly bilateral

derivatives, which transitioned

in January 2022, and an insignificant amount of cleared

derivatives, where the respective clearing

houses’ organized
transition happened in

January 2022.

10 Includes approximately

USD
3
bn of loan commitments

that can be drawn

in different currencies,

however only USD

LIBOR transition

efforts remain open,

with completion
scheduled for 2023.

11 Includes loan commitments

that can be drawn in

different currencies at the

client‘s discretion, of which

approximately USD
3
bn have only USD LIBOR

exposure remaining and approximately
USD 2
bn retain a non-USD

LIBOR interest rate,

with transition dependent

upon the actions of other

parties. The remainder

represents loan commitments

that can be drawn in

US dollars only and will transition

on or
before 30 June 2023.